Investments in equity method investees - summarized financial information of equity method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Operating data:
Revenue	¥ 717,289	$ 109,480	¥ 509,711	¥ 376,844
Cost of revenue	(421,205)	(64,289)	(282,367)	(206,929)
Income from operations	89,678	13,688	91,430	57,084
Net income	143,284	$ 21,869	140,350	80,234
Balance sheet data:
Current assets	643,360		462,923		$ 98,196
Current liabilities	377,358		241,872		$ 57,596
Equity method investments
Operating data:
Revenue	657,065		553,387	488,775
Cost of revenue	(474,123)		(443,198)	(405,074)
Income from operations	55,896		5,274	3,840
Net income	95,224		30,578	¥ 2,923
Balance sheet data:
Current assets	668,838		602,212
Non-current assets	586,434		513,773
Current liabilities	464,257		451,951
Non-current liabilities	129,985		134,030
Noncontrolling interests and mezzanine equity	¥ 22,997		¥ 19,958